Segment Information (Details) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 03, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 Segment	Jun. 30, 2025 USD ($)
Segment Information [Line Items]
CODM description					The CODM uses the Company’s consolidated financial results to make key operating decisions, assess performance, and to allocate resources. The measures of segment profit or loss and total assets utilized by the CODM are net income and total assets as reported on the condensed consolidated statements of operations and the condensed consolidated balance sheets, respectively.
Reportable segment | Segment					1
Operating segment | Segment					1
Co-Chief Executive Officers
Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]					Co-Chief Executive Officers
Successor [Member]
Segment Information [Line Items]
Interest income | $		$ 0.2		$ 0.2
Predecessor [Member]
Segment Information [Line Items]
Interest income | $	$ 0.1		$ 0.2			$ 0.6